Changes in Equity and Earnings Per Share - Summary of EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Earnings per share [abstract]
Profit attributable to equity holders of AB InBev	$ 5,341	$ 5,969		$ 4,670
Weighted average number of ordinary and restricted shares	2,016	2,013		2,007
Basic EPS	$ 2.65	$ 2.97	[1]	$ 2.33	[1]
Underlying profit	$ 6,158	$ 6,093		$ 5,774
Weighted average number of ordinary and restricted shares	2,016	2,013		2,007
Underlying EPS	$ 3.05	$ 3.03		$ 2.88
Profit attributable to equity holders of AB InBev	$ 5,341	$ 5,969		$ 4,670
Weighted average number of ordinary and restricted shares (diluted)	2,054	2,050		2,045
Diluted EPS	$ 2.6	$ 2.91	[1]	$ 2.28	[1]

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2021 and 2022 presentation were amended to conform to the 2023 presentation.